Organization and Business Background (Tables)	12 Months Ended
Jun. 30, 2024
Organization and Business Background [Abstract]
Schedule of Subsidiaries	As of June 30, 2024, the Company’s subsidiaries are detailed in the table as follows:
	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Name	or Establishment	or Establishment	(directly/indirectly)	Principal Activities
Subsidiary:
Millennium Investment International Limited	September 13, 2019	HK	100%	Investment holding
Millennium Printing (Shenzhen) Co., Ltd	December 3, 2007	The PRC	100%	Investment holding and Manufacturing of paper-based packaging
Yee Woo Paper Industry (Shenzhen) Co., Ltd.	August 21, 2001	The PRC	100%	Manufacturing of paper-based packaging
Putian Xiqi Branding Strategy Co., Ltd	September 30, 2017	The PRC	100%	Trading of paper-based packaging
Millennium Packaging Technology (Huizhou) Co., Ltd.	March 6, 2020	The PRC	100%	Dormant
Millennium (Huizhou) Technology Co., Ltd.	January 19, 2020	The PRC	100%	Property holding
Huizhou Yimeinuo Industry Co., Ltd.	April 7, 2017	The PRC	100%	Property holding
Millennium Strategic International Limited	November 13, 2019	HK	100%	Investment holding
Wah Tong Investment International Limited	October 18, 2019	HK	100%	Dormant
Yee Woo Paper Investment International Limited	November 15, 2019	HK	100%	Dormant
Millennium Printing International Limited	May 12, 2000	HK	100%	Trading of paper based packaging
Millennium Packaging Group International Limited	August 13, 2003	HK	100%	Investment holding and trading
Yee Woo Paper Packaging (HK) Company Limited	December 13, 2018	HK	100%	Trading of paper-based packaging
MPG Global Company Limited	March 9, 2018	Vietnam	100%	Trading of paper-based packaging
Millennium Group Investment (BVI) Limited	May 20. 2021	BVI	100%	Investment holding
Millennium Holdings International Limited	September 23, 2019	HK	100%	Investment holding
Yee Woo Vietnam Paper Products Company Limited	August 3, 2022	Vietnam	100%	Dormant
Millennium Printing and Packaging Technology (Vietnam) Co. Ltd	4 June 2024	Vietnam	100%	Manufacturing of paper-based packaging